Equity (Tables)	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss)
The following table is a summary of the components of accumulated other comprehensive (loss) income at December 31:

(in thousands)	2014	2013
Net unrealized loss on pension, net of tax	$(882)	$(401)
Foreign currency effects from intercompany long-term investment transactions, net of tax of $6.8 million and $6.5 million in 2014 and 2013, respectively	12,933	12,164
Foreign currency translation adjustments	(146,786)	(15,955)
Accumulated other comprehensive (loss) income	$(134,735)	$(4,192)